INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
For the year ended December 31, 2014		$ 20,174
For the year ended December 31, 2015		20,174
For the year ended December 31, 2016		20,174
For the year ended December 31, 2017		20,174
For the year ended December 31, 2018		20,174
Thereafter		46,727
	$ 142,553	$ 147,597	$ 167,772